3. Loans (Tables)	12 Months Ended
Dec. 31, 2018
Loans Tables Abstract
Major classifications of loans
(Dollars in thousands)
	December 31, 2018	December 31, 2017
Real estate loans:
Construction and land development	$94,178	84,987
Single-family residential	252,983	246,703
Single-family residential -
Banco de la Gente non-traditional	34,261	37,249
Commercial	270,055	248,637
Multifamily and farmland	33,163	28,937
Total real estate loans	684,640	646,513

Loans not secured by real estate:
Commercial loans	97,465	89,022
Farm loans	926	1,204
Consumer loans	9,165	9,888
All other loans	11,827	13,137

Total loans	804,023	759,764

Less allowance for loan losses	6,445	6,366

Net loans	$797,578	753,398

Age analysis of past due loans, by loan type
December 31, 2018
(Dollars in thousands)
	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans:
Construction and land development	$3	—	3	94,175	94,178	—
Single-family residential	4,162	570	4,732	248,251	252,983	—
Single-family residential -
Banco de la Gente non-traditional	4,627	580	5,207	29,054	34,261	—
Commercial	228	—	228	269,827	270,055	—
Multifamily and farmland	—	—	—	33,163	33,163	—
Total real estate loans	9,020	1,150	10,170	674,470	684,640	—

Loans not secured by real estate:
Commercial loans	445	90	535	96,930	97,465	—
Farm loans	—	—	—	926	926	—
Consumer loans	99	4	103	9,062	9,165	—
All other loans	—	—	—	11,827	11,827	—
Total loans	$9,564	1,244	10,808	793,215	804,023	—

December 31, 2017
(Dollars in thousands)
	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans:
Construction and land development	$277	—	277	84,710	84,987	—
Single-family residential	3,241	193	3,434	243,269	246,703	—
Single-family residential -
Banco de la Gente non-traditional	4,078	465	4,543	32,706	37,249	—
Commercial	588	—	588	248,049	248,637	—
Multifamily and farmland	—	12	12	28,925	28,937	—
Total real estate loans	8,184	670	8,854	637,659	646,513	—

Loans not secured by real estate:
Commercial loans	53	100	153	88,869	89,022	—
Farm loans	—	—	—	1,204	1,204	—
Consumer loans	113	5	118	9,770	9,888	—
All other loans	—	—	—	13,137	13,137	—
Total loans	$8,350	775	9,125	750,639	759,764	—

Non-accrual loans
(Dollars in thousands)
	December 31, 2018	December 31, 2017
Real estate loans:
Construction and land development	$1	14
Single-family residential	1,530	1,634
Single-family residential -
Banco de la Gente non-traditional	1,440	1,543
Commercial	244	396
Multifamily and farmland	—	12
Total real estate loans	3,215	3,599

Loans not secured by real estate:
Commercial loans	89	100
Consumer loans	10	12
Total	$3,314	3,711

Impaired loans
December 31, 2018
(Dollars in thousands)

	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans	YTD Interest Income Recognized
Real estate loans:
Construction and land development	$281	—	279	279	5	327	19
Single-family residential	5,059	422	4,188	4,610	32	6,271	261
Single-family residential -
Banco de la Gente non-traditional	16,424	—	15,776	15,776	1,042	14,619	944
Commercial	1,995	—	1,925	1,925	17	2,171	111
Total impaired real estate loans	23,759	422	22,168	22,590	1,096	23,388	1,335

Loans not secured by real estate:
Commercial loans	251	89	1	90	—	96	—
Consumer loans	116	—	113	113	2	137	7
Total impaired loans	$24,126	511	22,282	22,793	1,098	23,621	1,342

December 31, 2017
(Dollars in thousands)

	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans	YTD Interest Income Recognized
Real estate loans:
Construction and land development	$282	—	277	277	6	253	17
Single-family residential	5,226	1,135	3,686	4,821	41	5,113	265
Single-family residential -
Banco de la Gente non-traditional	17,360	—	16,805	16,805	1,149	16,867	920
Commercial	2,761	807	1,661	2,468	1	3,411	148
Multifamily and farmland	78	—	12	12	—	28	—
Total impaired real estate loans	25,707	1,942	22,441	24,383	1,197	25,672	1,350

Loans not secured by real estate:
Commercial loans	264	100	4	104	—	149	3
Consumer loans	158	—	154	154	2	194	9
Total impaired loans	$26,129	2,042	22,599	24,641	1,199	26,015	1,362

December 31, 2016
(Dollars in thousands)

	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans	YTD Interest Income Recognized
Real estate loans:
Construction and land development	$282	—	278	278	11	330	13
Single-family residential	5,354	703	4,323	5,026	47	7,247	164
Single-family residential -
Banco de la Gente non-traditional	18,611	—	18,074	18,074	1,182	17,673	861
Commercial	3,750	1,299	2,197	3,496	166	4,657	152
Multifamily and farmland	78	—	78	78	—	78	—
Total impaired real estate loans	28,075	2,002	24,950	26,952	1,406	29,985	1,190

Loans not secured by real estate:
Commercial loans	27	—	27	27	—	95	—
Consumer loans	211	—	202	202	3	222	8
Total impaired loans	$28,313	2,002	25,179	27,181	1,409	30,302	1,198

Fair value measurements for mortgage loans held for sale, impaired loans and other real estate on a non-recurring basis
(Dollars in thousands)
	Fair Value Measurements December 31, 2018	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage loans held for sale	$680	—	—	680
Impaired loans	$21,695	—	—	21,695
Other real estate	$27	—	—	27

(Dollars in thousands)
	Fair Value Measurements December 31, 2017	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage loans held for sale	$857	—	—	857
Impaired loans	$23,442	—	—	23,442
Other real estate	$118	—	—	118

Changes in the allowance for loan losses

Changes in the allowance for loan losses for the year ended December 31, 2018 were as follows:

(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Non-traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$804	1,812	1,280	1,193	72	574	—	155	476	6,366
Charge-offs	(53)	(116)	—	(453)	(5)	(54)	—	(452)	—	(1,133)
Recoveries	10	106	—	105	1	32	—	168	—	422
Provision	52	(477)	(103)	433	15	74	—	290	506	790
Ending balance	$813	1,325	1,177	1,278	83	626	—	161	982	6,445

Ending balance: individually
evaluated for impairment	$—	—	1,023	15	—	—	—	—	—	1,038
Ending balance: collectively
evaluated for impairment	813	1,325	154	1,263	83	626	—	161	982	5,407
Ending balance	$813	1,325	1,177	1,278	83	626	—	161	982	6,445

Loans:
Ending balance	$94,178	252,983	34,261	270,055	33,163	97,465	926	20,992	—	804,023

Ending balance: individually
evaluated for impairment	$96	1,779	14,310	1,673	—	89	—	—	—	17,947
Ending balance: collectively
evaluated for impairment	$94,082	251,204	19,951	268,382	33,163	97,376	926	20,992	—	786,076

Changes in the allowance for loan losses for the year ended December 31, 2017 were as follows:

(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Non-traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$1,152	2,126	1,377	1,593	52	675	—	204	371	7,550
Charge-offs	—	(249)	—	—	(66)	(194)	—	(473)	—	(982)
Recoveries	14	85	—	21	—	31	—	154	—	305
Provision	(362)	(150)	(97)	(421)	86	62	—	270	105	(507)
Ending balance	$804	1,812	1,280	1,193	72	574	—	155	476	6,366

Ending balance: individually
evaluated for impairment	$—	—	1,093	37	—	—	—	—	—	1,130
Ending balance: collectively
evaluated for impairment	804	1,812	187	1,156	72	574	—	155	476	5,236
Ending balance	$804	1,812	1,280	1,193	72	574	—	155	476	6,366

Loans:
Ending balance	$84,987	246,703	37,249	248,637	28,937	89,022	1,204	23,025	—	759,764

Ending balance: individually
evaluated for impairment	$98	1,855	15,460	2,251	—	100	—	—	—	19,764
Ending balance: collectively
evaluated for impairment	$84,889	244,848	21,789	246,386	28,937	88,922	1,204	23,025	—	740,000

Changes in the allowance for loan losses for the year ended December 31, 2016 were as follows:

(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Non-traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$2,185	2,534	1,460	1,917	—	842	—	172	479	9,589
Charge-offs	(7)	(275)	—	(318)	—	(146)	—	(492)	—	(1,238)
Recoveries	10	55	—	19	—	170	—	151	—	405
Provision	(1,036)	(188)	(83)	(25)	52	(191)	—	373	(108)	(1,206)
Ending balance	$1,152	2,126	1,377	1,593	52	675	—	204	371	7,550

Ending balance: individually
evaluated for impairment	$—	—	1,160	159	—	—	—	—	—	1,319
Ending balance: collectively
evaluated for impairment	1,152	2,126	217	1,434	52	675	—	204	371	6,231
Ending balance	$1,152	2,126	1,377	1,593	52	675	—	204	371	7,550

Loans:
Ending balance	$61,749	240,700	40,189	247,521	21,047	87,596	—	25,009	—	723,811

Ending balance: individually
evaluated for impairment	$—	935	16,718	3,648	—	—	—	—	—	21,301
Ending balance: collectively
evaluated for impairment	$61,749	239,765	23,471	243,873	21,047	87,596	—	25,009	—	702,510

Credit risk profile of each loan type based on internally assigned risk grade
December 31, 2018
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single- Family Residential - Banco de la Gente Non- traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer	All Other	Total

1- Excellent Quality	$504	5,795	—	—	—	605	—	673	—	7,577
2- High Quality	24,594	128,588	—	25,321	395	20,520	—	3,229	2,145	204,792
3- Good Quality	59,549	92,435	13,776	211,541	27,774	69,651	785	4,699	8,932	489,142
4- Management Attention	5,707	19,200	15,012	30,333	3,906	6,325	141	529	750	81,903
5- Watch	3,669	3,761	2,408	2,616	1,088	264	—	18	—	13,824
6- Substandard	155	3,204	3,065	244	—	100	—	17	—	6,785
7- Doubtful	—	—	—	—	—	—	—	—	—	—
8- Loss	—	—	—	—	—	—	—	—	—	—
Total	$94,178	252,983	34,261	270,055	33,163	97,465	926	9,165	11,827	804,023

December 31, 2017
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Non- traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer	All Other	Total

1- Excellent Quality	$152	8,590	—	—	—	446	—	791	—	9,979
2- High Quality	20,593	120,331	—	34,360	561	17,559	—	3,475	2,410	199,289
3- Good Quality	53,586	89,120	14,955	196,439	25,306	65,626	1,085	5,012	9,925	461,054
4- Management Attention	4,313	20,648	15,113	13,727	1,912	5,051	119	562	802	62,247
5- Watch	6,060	4,796	3,357	3,671	1,146	223	—	23	—	19,276
6- Substandard	283	3,218	3,824	440	12	117	—	25	—	7,919
7- Doubtful	—	—	—	—	—	—	—	—	—	—
8- Loss	—	—	—	—	—	—	—	—	—	—
Total	$84,987	246,703	37,249	248,637	28,937	89,022	1,204	9,888	13,137	759,764

Analysis of TDR loans by loan type
Year ended December 31, 2018
(Dollars in thousands)
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Real estate loans:
Single-family residential	2	$94	94

Total TDR loans	2	$94	94

Year ended December 31, 2017
(Dollars in thousands)
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Real estate loans:
Single-family residential	2	$22	22

Total TDR loans	2	$22	22